HELD-TO-MATURITY SECURITIES	12 Months Ended
Dec. 31, 2011
HELD-TO-MATURITY SECURITIES
4.	HELD-TO-MATURITY SECURITIES
The balance represents the Company's investments in debt securities provided by the banks with original maturities within one year.